Disposal of the Discontinued Operations of the Nfid Business (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule of financial data of the company’s gain from sale of the NFID business
September 30, 2021
Assets:
Current assets:
Inventory, net	$58,447
Total assets	$58,447

Liabilities:
Current liabilities:
Total liabilities	$—
Net asset of NFID business disposed	$58,447
Consideration in the form of a note receivable	(60,000)
Gain from sale of NFID business	$(1,553)

September 30, 2021
Assets:
Current assets:
Inventory, net	$58,447
Total assets	$58,447

Liabilities:
Current liabilities:
Total liabilities	$—

Net asset of NFID business disposed	$58,447
Consideration in the form of a note receivable	(60,000)
Gain from sale of NFID business	$(1,553)

Schedule of operating result of discontinued operations of the NFID business
	For the Six Months Ended
	June 30,
	2022	2021
Product sales, net	$—	$80,305
Cost of sales	1,079	68,360
Gross profit (loss)	(1,079)	11,945
Total operating and other non-operating expenses	(84)	(152,095)
Loss from discontinued operations	$(1,163)	$(140,150)

	For the Year Ended
	December 31,
	2021	2020
Product sales, net	$119,405	$40,923
Cost of sales	103,824	182,426
Gross profit (loss)	15,581	(141,503)
Total operating and other non-operating expenses	(270,501)	(229,745)
Gain from sale of NFID business	1,533	—
Loss from discontinued operations	$(253,367)	$(371,248)